UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08943

Legg Mason Light Street Trust, Inc.

(Name of Fund)

100 International Drive

Baltimore, MD 21202

(Fund Address)

Robert I. Frenkel

Legg Mason Light Street Trust, Inc.

100 First Stamford Place, 7th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-7046

Date of fiscal year end: March 31

Date of reporting period: 07/01/2009 – 06/30/2010

Item 1–Proxy Voting Record:

Proxy Voting Record–Attached on behalf of Legg Mason Classic Valuation Fund.

On or about December 15, 2009, Legg Mason ClearBridge Investors Value Fund acquired the assets and certain liabilities of Legg Mason Classic Valuation Fund.

===================== Legg Mason Classic Valuation Fund =====================

TIDEWATER INC.

Ticker:        TDW           Security ID:  886423102
Meeting Date:  JUL 9, 2009   Meeting Type  Annual
ISIN           US8864231027  Agenda        933106406 - Management

                                                                     For/Against
Item  Proposal                                     Type        Vote  Management
01    DIRECTOR                                     Management
      1   M. JAY ALLISON                                       For   For
      2   JAMES C. DAY                                         For   For
      3   RICHARD T. DU MOULIN                                 For   For
      4   J. WAYNE LEONARD                                     For   For
      5   JON C. MADONNA                                       For   For
      6   JOSEPH H. NETHERLAND                                 For   For
      7   RICHARD A. PATTAROZZI                                For   For
      8   NICHOLAS SUTTON                                      For   For
      9   CINDY B. TAYLOR                                      For   For
      10  DEAN E. TAYLOR                                       For   For
      11  JACK E. THOMPSON                                     For   For
02    APPROVAL OF THE TIDEWATER INC. 2009 STOCK    Management  For   For
      INCENTIVE PLAN.
03    RATIFICATION OF THE SELECTION OF DELOITTE &  Management  For   For
      TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM.

                           Ballot  Unavailable               Date
Account Number  Custodian  Shares  Shares       Vote Date    Confirmed
9970932           837      26200       0        JUL 1, 2009  JUL 1, 2009

--------------------------------------------------------------------------------

DELL INC.

Ticker:        DELL          Security ID:  24702R101
Meeting Date:  JUL 15, 2009  Meeting Type  Annual
ISIN           US24702R1014  Agenda        933103892 - Management

                                                                         For/Against
Item  Proposal                                     Type         Vote     Management
01    DIRECTOR                                     Management
      1   JAMES W. BREYER                                       For      For
      2   DONALD J. CARTY                                       For      For
      3   MICHAEL S. DELL                                       For      For
      4   WILLIAM H. GRAY, III                                  For      For
      5   SALLIE L. KRAWCHECK                                   For      For
      6   JUDY C. LEWENT                                        For      For
      7   THOMAS W. LUCE, III                                   For      For
      8   KLAUS S. LUFT                                         For      For
      9   ALEX J. MANDL                                         For      For
      10  SAM NUNN                                              For      For
02    RATIFICATION OF INDEPENDENT AUDITOR          Management   For      For
SH1   REIMBURSEMENT OF PROXY EXPENSES              Shareholder  Against  For
SH2   ADOPT SIMPLE MAJORITY VOTE                   Shareholder  For      Against

                           Ballot Unavailable               Date
Account Number  Custodian  Shares Shares      Vote Date     Confirmed
9970932           837      61900      0       JUN 19, 2009  JUN 19, 2009

--------------------------------------------------------------------------------

SMITHFIELD FOODS, INC.

Ticker:        SFD           Security ID:  832248108
Meeting Date:  AUG 26, 2009  Meeting Type  Annual
ISIN           US8322481081  Agenda        933126345 - Management

                                                                                   For/Against
Item  Proposal                                               Type         Vote     Management
01    DIRECTOR                                               Management
      1   JOSEPH W. LUTER, III                                            For      For
      2   WENDELL H. MURPHY                                               For      For
      3   C. LARRY POPE                                                   For      For
      4   PAUL S. TRIBLE, JR.                                             For      For
02    PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY'S      Management   For      For
      ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF
      AUTHORIZED SHARES OF COMMON STOCK FROM 200,000,000 TO
      500,000,000.
03    PROPOSAL TO APPROVE AN AMENDMENT TO THE SMITHFIELD     Management   For      For
      FOODS, INC. 2008 INCENTIVE COMPENSATION PLAN, WHICH,
      AMONG OTHER THINGS, INCREASES THE NUMBER OF SHARES OF
      COMMON STOCK RESERVED FOR ISSUANCE BY EIGHT MILLION.
04    PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP  Management   For      For
      AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL
      YEAR ENDING MAY 2, 2010.
05    SHAREHOLDER PROPOSAL REQUESTING A TIMELINE FOR         Shareholder  Against  For
      TRANSITIONING TO GROUP PENS.

                           Ballot  Unavailable                Date
Account Number  Custodian  Shares  Shares       Vote Date     Confirmed
9970932           837      45500       0        AUG 11, 2009  AUG 11, 2009

--------------------------------------------------------------------------------

COACH, INC.

Ticker:        COH           Security ID:   189754104
Meeting Date:  NOV 5, 2009   Meeting Type:  Annual
ISIN           US1897541041  Agenda         933146119 - Management

                                                                             For/Against
Item  Proposal                                         Type         Vote     Management
01    DIRECTOR                                         Management
      1   LEW FRANKFORT                                             For      For
      2   SUSAN KROPF                                               For      For
      3   GARY LOVEMAN                                              For      For
      4   IVAN MENEZES                                              For      For
      5   IRENE MILLER                                              For      For
      6   MICHAEL MURPHY                                            For      For
      7   JIDE ZEITLIN                                              For      For
02    TO REAPPROVE THE PERFORMANCE CRITERIA UNDER THE  Management   For      For
      COACH, INC. 2004 STOCK INCENTIVE PLAN.
03    TO VOTE ON A STOCKHOLDER PROPOSAL.               Shareholder  Against  For

                          Ballot Unavailable              Date
Account Number  Custodian Shares Shares      Vote Date    Confirmed
   9970932         837    12900       0      OCT 16, 2009 OCT 16, 2009

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Light Street Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath President of Legg Mason Light Street Trust, Inc.

Date: August 20, 2010